Financial Instruments (Details) - Schedule of Reconciliation Financial Instruments Carried at Fair Value - Dori Energy Loan [Member] - Level 3 of fair value hierarchy [member] € in Thousands	6 Months Ended
Jun. 30, 2024 EUR (€)
Schedule of Reconciliation Financial Instruments Carried at Fair Value [Line Items]
Financial liability, Balance beginning	€ 5,698
Total income recognized in profit or loss	(3,898)
Total income recognized in other comprehensive income	11,972
Financial liability, Balance ending	€ 13,772